Document and Entity Information	12 Months Ended
Mar. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Trading Symbol	AZRE
Entity Registrant Name	Azure Power Global Ltd
Entity Central Index Key	0001633438
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock Shares Outstanding	47,650,750
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Equity Shares, par value US$0.000625 per share
Security Exchange Name	NYSE
Entity File Number	001-37909
Entity Incorporation, State or Country Code	O4
Entity Address, Address Line One	3rd Floor
Entity Address, Address Line Two	Asset 301-304
Entity Address, Address Line Three	Worldmark 3
Entity Address, City or Town	Aerocity, New Delhi
Entity Address, Postal Zip Code	110037
Entity Address, Country	IN
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	3rd Floor
Entity Address, Address Line Two	Asset 301-304
Entity Address, Address Line Three	World Mark 3
Entity Address, City or Town	Aerocity, New Delhi
Entity Address, Postal Zip Code	110037
Entity Address, Country	IN
Contact Personnel Name	Ranjit Gupta
City Area Code	91-11
Local Phone Number	49409800
Contact Personnel Fax Number	+91- 49409807